Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Operating activities:
Net loss	$ (711,936)	$ (3,088,771)	$ (3,425,307)	$ (1,689,655)
Adjustments required to reconcile net loss to net cash used in operating activities:
Amortization	2,706	2,705	3,607	3,607
Stock-based compensation	512,937		194,943
Changes in operating assets and liabilities:
Accounts payable	15,000	323,092	393,402	80,967
Accrued interest	54,910	42,599	59,353	35,442
Unreimbursed expenses (accrued)	126,383	141,275	(19,263)	(45,313)
Related party payable		2,500,000	2,500,000	1,500,000
Net cash used in operating activities		(79,100)	(293,267)	(114,952)
Financing activities:
Proceeds/repurchase of preferred stock				100,000
Advance from related party/shareholder			215,000	100,000
Net proceeds from initial public offering of common stock	6,207,502
Net cash provided by (used in) financing activities	6,207,502		215,000	200,000
Net increase (decrease) in cash	6,207,502	(79,100)	(78,267)	85,048
Cash, beginning of period	6,835	85,102	85,102	54
Cash, end of period	6,214,337	6,002	6,835	85,102
Non-cash investing and financing activities:
Common stock to settle related party payable		12,000,000	12,000,000
Conversion of preferred stock to common	2,023
Issuance of preferred stock due to antidilution	$ 42